Revenue - Alliance revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Alliance Revenue	$ 3,067	$ 2,212	$ 1,428
Enhertu
Revenue
Alliance Revenue	1,798	1,437	1,022
Tezspire
Revenue
Alliance Revenue	673	436	259
Beyfortus
Revenue
Alliance Revenue	422	237	57
Datroway
Revenue
Alliance Revenue	77
Other royalty income
Revenue
Alliance Revenue	92	91	81
Other Alliance Revenue
Revenue
Alliance Revenue	$ 5	$ 11	$ 9